SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Compute Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)		3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary shares
Numerator:
Allocation of net income (loss) - basic						$ 4,893,422
Allocation of net income (loss) - diluted						$ 4,814,256
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding		13,800,000	11,491,304	5,157,073	13,800,000	7,834,343
Diluted weighted average common shares outstanding		13,800,000	11,491,304	5,157,073	13,800,000	7,834,343
Basic net income (loss) per ordinary shares		$ 0.03	$ 0.39	$ 0.70	$ 0.17	$ 0.62
Diluted net income per ordinary share		$ 0.03	$ 0.39	$ 0.68	$ 0.17
Class B Ordinary shares
Numerator:
Allocation of net income (loss) - basic						$ 1,955,233
Allocation of net income (loss) - diluted						$ 2,034,389
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding	[1]	3,450,000	3,361,957	2,986,829	3,450,000
Diluted weighted average common shares outstanding		3,450,000	3,450,000	3,248,049	3,450,000
Basic net income (loss) per ordinary shares		$ 0.03	$ 0.39	$ 0.70	$ 0.17
Diluted net income per ordinary share		$ 0.03	$ 0.39	$ 0.68	$ 0.17	$ 0.61

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 4).